Property, plant and equipment, net (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Cost	$ 29,436	$ 30,166
Less: accumulated depreciation	(19,845)	(19,732)
Property, plant and equipment, net	9,591	10,434
Building [Member]
Cost	16,890	17,863
Construction-in-progress [Member]
Cost	597	260
Plant And Machinery [Member]
Cost	9,838	9,932
Furniture, fixtures and equipment [Member]
Cost	1,475	1,468
Motor vehicles [Member]
Cost	$ 636	$ 643